Prospectus Supplement

October 2, 2023

Morgan Stanley Institutional Liquidity Funds

Supplement dated October 2, 2023 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2023

Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
Tax-Exempt Portfolio
(the "Funds")

The Securities and Exchange Commission ("SEC") recently approved certain regulatory changes that impact money market funds, including the Funds. In particular, among other things, the SEC removed the ability of a money market fund to impose a redemption gate (other than as part of a liquidation), while preserving the discretion to impose liquidity fees for non-government money market funds (without regard to weekly liquid asset levels). These changes became effective as of the date of this Supplement.

Previously, the Prime Portfolio and Tax-Exempt Portfolio were permitted to impose a liquidity fee and/or redemption gate if the applicable Fund invested less than 30% of its total assets in weekly liquid assets ("Prior Liquidity Fee and Redemption Gate Framework"). As "government money market funds," the Government Portfolio, Government Securities Portfolio, Treasury Portfolio and Treasury Securities Portfolio were exempt from the Prior Liquidity Fee and Redemption Gate Framework, but the Board of Trustees reserved its right to opt-in to the Prior Liquidity Fee and Redemption Gate Framework in the future after providing appropriate notice to shareholders.

Effective immediately, the Funds will no longer be permitted to temporarily impose a redemption gate, except as part of its liquidation, and each Fund may subject redemptions to a liquidity fee of up to 2% without regard to the Fund's level of weekly liquid assets if the Fund's Board of Trustees believes such fee to be in the best interest of the Fund and its shareholders ("Current Liquidity Fee Framework"). The Government Portfolio, Government Securities Portfolio, Treasury Portfolio and Treasury Securities Portfolio remain exempt from the Current Liquidity Fee Framework, but the Board of Trustees reserves its right to opt-in to the Current Liquidity Fee Framework in the future after providing appropriate notice to shareholders.

Accordingly, effective immediately, the Prospectuses are hereby amended as follows:

The third sentence in the third paragraph of the sections of each Prospectus titled "Fund Summary—Prime Portfolio—Principal Investment Strategies" and "Fund Summary—Tax-Exempt Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees if the Fund's Board of Trustees determines that such fee is in the best interests of the Fund.

The second paragraph of the sections of each Prospectus titled "Fund Summary—Prime Portfolio—Principal Risks" and "Fund Summary—Tax-Exempt Portfolio—Principal Risks" is hereby deleted and replaced with the following:

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

The second sentence in the second paragraph of the sections of each Prospectus titled "Fund Summary—Government Portfolio—Principal Investment Strategies", "Fund Summary—Government Securities Portfolio—Principal Investment Strategies", "Fund Summary—Treasury Portfolio—Principal Investment Strategies" and "Fund Summary—Treasury Securities Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

A "government money market fund" is exempt from requirements that permit money market funds to impose a "liquidity fee."

The second paragraph of the sections of each Prospectus titled "Fund Summary—Government Portfolio—Principal Risks", "Fund Summary—Government Securities Portfolio—Principal Risks", "Fund Summary—Treasury Portfolio—Principal Risks" and "Fund Summary—Treasury Securities Portfolio—Principal Risks" is hereby deleted and replaced with the following:

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

The third sentence in the second paragraph of the section of each Prospectus titled "Details of the Funds—Prime Portfolio—Approach" is hereby deleted and replaced with the following:

Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees if the Fund's Board of Trustees determines that such fee is in the best interests of the Fund.

The third sentence in the fourth paragraph of the section of each Prospectus titled "Details of the Funds—Tax-Exempt Portfolio—Approach" is hereby deleted and replaced with the following:

Like other money market funds of its type, the Fund is subject to the possible imposition of liquidity fees if the Fund's Board of Trustees determines that such fee is in the best interests of the Fund.

The following is hereby added to the end of the first paragraph of the section of each Prospectus titled "Shareholder Information—How To Redeem Shares":

This section is subject to the section entitled "Liquidity Fees—Prime Portfolio and Tax-Exempt Portfolio" below.

The section of each Prospectus titled "Shareholder Information—Liquidity Fees and Redemption Gates—Prime Portfolio and Tax-Exempt Portfolio" is hereby deleted and replaced with the following:

Liquidity Fees—Prime Portfolio and Tax-Exempt Portfolio

Under Rule 2a-7, the Prime Portfolio and Tax-Exempt Portfolio are permitted to impose a liquidity fee on redemptions (up to 2%) if the Board of Trustees determines it is in the best interests of the Fund. The liquidity fee may be imposed at any point during the applicable business day, generally at the subsequent NAV calculation time of the applicable Fund following the determination of the Board of Trustees. Liquidity fees may be terminated at any time in the discretion of the Board of Trustees.

Unprocessed purchase orders that a Fund received prior to notification of the imposition of a liquidity fee will be cancelled unless re-confirmed. Under certain circumstances, a Fund may honor redemption or exchange orders out of the Fund (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order out of the Fund was submitted to the Fund's agent before the Fund imposed liquidity fees. Once a liquidity fee is in place, shareholders will not be permitted to exchange into or out of the applicable Fund until the fee is terminated.

The Board of Trustees generally expects that a liquidity fee would be imposed, if at all, during periods of extraordinary market stress. While the Board of Trustees may, in its discretion, impose a liquidity fee at any time, the Board of Trustees generally expects that a liquidity fee would be imposed only after the Fund has notified Financial Intermediaries and shareholders that a liquidity fee will be imposed. The Fund would retain the liquidity fees for the benefit of remaining shareholders.

The Board of Trustees may, in its discretion, permanently suspend redemptions and liquidate the Fund if, among other things, the Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.

Announcements regarding the imposition or termination of liquidity fees will be made through a supplement to a Fund's Prospectus. Such announcements may also be made through a press release or by other means.

Dividend payments will not be subject to liquidity fees; however, in the event that a liquidity fee is in place at the time that dividends are distributed, all distributions will be made in the form of cash.

Trade corrections requested after a liquidity fee is imposed will be honored so long as the "as of" date of the transaction to be processed is prior to the effective time of the liquidity fee and a valid reason for the trade error is provided.

Financial Intermediaries will be required to promptly take such actions reasonably requested by the Fund, the Transfer Agent or the Adviser to implement, modify or remove, or to assist the Fund in implementing, modifying or removing, a liquidity fee established by the Fund.

The Government Portfolio, the Government Securities Portfolio, the Treasury Portfolio and the Treasury Securities Portfolio are exempt from requirements that permit money market funds to impose a "liquidity fee." However, the Board of Trustees has reserved its right to subject the Government Portfolio, the Government Securities Portfolio, the Treasury Portfolio and the Treasury Securities Portfolio to a potential "liquidity fee" in the future after providing appropriate notice to shareholders.

Please retain this supplement for future reference.

  ILFEESREDPTPROSPT 10/23

Statement of Additional Information Supplement

October 2, 2023

Morgan Stanley Institutional Liquidity Funds

Supplement dated October 2, 2023 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated February 28, 2023

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio
(the "Funds")

The Securities and Exchange Commission ("SEC") recently approved certain regulatory changes that impact money market funds, including the Funds. In particular, among other things, the SEC removed the ability of a money market fund to impose a redemption gate (other than as part of a liquidation), while preserving the discretion to impose liquidity fees for non-government money market funds (without regard to weekly liquid asset levels). These changes became effective as of the date of this Supplement.

Previously, the Prime Portfolio and Tax-Exempt Portfolio were permitted to impose a liquidity fee and/or redemption gate if the applicable Fund invested less than 30% of its total assets in weekly liquid assets ("Prior Liquidity Fee and Redemption Gate Framework"). As "government money market funds," the Government Portfolio, Government Securities Portfolio, Treasury Portfolio and Treasury Securities Portfolio were exempt from the Prior Liquidity Fee and Redemption Gate Framework, but the Board of Trustees reserved its right to opt-in to the Prior Liquidity Fee and Redemption Gate Framework in the future after providing appropriate notice to shareholders.

Effective immediately, the Funds will no longer be permitted to temporarily impose a redemption gate, except as part of its liquidation, and each Fund may subject redemptions to a liquidity fee of up to 2% without regard to the Fund's level of weekly liquid assets if the Fund's Board of Trustees believes such fee to be in the best interest of the Fund and its shareholders ("Current Liquidity Fee Framework"). The Government Portfolio, Government Securities Portfolio, Treasury Portfolio and Treasury Securities Portfolio remain exempt from the Current Liquidity Fee Framework, but the Board of Trustees reserves its right to opt-in to the Current Liquidity Fee Framework in the future after providing appropriate notice to shareholders.

Accordingly, effective immediately, the Statement of Additional Information is hereby amended as follows:

The third sentence in the second paragraph of the section of the Statement of Additional Information titled "Investments and Investment Strategies—Investment Company Securities" is hereby deleted and replaced with the following:

The rules governing money market funds: (1) permit certain money market funds to impose a "liquidity fee" (up to 2%) if the board of trustees determines it is in the best interests of the fund, and (2) require "institutional money market funds" to operate with a floating net asset value per share ("NAV") rounded to a minimum of the fourth decimal place in the case of a fund with a $1.0000 share price or an equivalent or more precise level of accuracy for money market funds with a different share price (e.g., $10.000 per share, or $100.00 per share).

The sixth sentence in the second paragraph of the section of the Statement of Additional Information titled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

In the event that the Trust files information regarding certain material events with the SEC on Form N-CR, the Trust will disclose on its website certain information that the Trust is required to report on Form N-CR.

The third sentence in the section of the Statement of Additional Information titled "Purchase and Redemption of Shares—Redemption of Shares" is hereby deleted and replaced with the following:

The Trust may postpone and/or suspend redemption and payment beyond one business day only as follows: (a) for any period during which there is a non-routine closure of the Federal Reserve Wire Network or applicable Federal Reserve Banks; (b) any period (i) during which the NYSE is closed other than customary weekend and holiday closings or (ii) during which trading on the New York Stock Exchange is restricted; (c) for any period during which an emergency exists as a result of which (i) disposal of securities owned by a Fund is not reasonably practicable or (ii) it is not reasonably practicable for a Fund to fairly determine the NAV of shares of a Fund; (d) for any period during which the SEC has, by rule or regulation, deemed that (i) trading shall be restricted or (ii) an emergency exists; (e) for any period that the SEC may by order permit; or (f) for any period during which the Trust as part of a necessary liquidation of a Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

The following is hereby added at the end of the third paragraph of the section of the Statement of Additional Information titled "Purchase and Redemption of Shares—Redemption of Shares":

As discussed in each Fund's Prospectuses, a redemption is subject to the possibility of a liquidity fee.

The first sentence in the section of the Statement of Additional Information titled "General Information—Duties of Financial Intermediaries under Rule 2a-7 with Respect to Funds Designated as "Institutional" Money Market Funds" is hereby deleted and replaced with the following:

Financial Intermediaries (as defined in each Fund's Prospectus) will take such actions reasonably requested by a Fund to impose, lift or modify a liquidity fee, or assist a Fund in imposing, lifting or modifying a liquidity fee.

Please retain this supplement for future reference.